Schedule of Segment Reporting Information, (Loss) Income From Operations by Segment (Details)	12 Months Ended
Dec. 31, 2016 USD ($)
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 1	$ 48,155
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 2	90,379
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 3	420,556
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 4	2,513,780
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 5	2,332,037
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 6	2,513,790
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 7	19,821
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 8	119,078
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 9	119,078
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 10	2,581,756
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 11	2,541,494
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 12	3,053,424
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 13	918,960
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 14	910,824
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 15	3,102,627
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 16	1,076,086
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 17	1,748,675
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 18	3,287,604
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 19	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 20	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 21	8,232
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 22	1,995,046
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 23	2,659,499
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 24	6,398,463
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 25	278,233
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 26	226,943
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 27	308,683
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 28	46,348
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 29	47,720
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 30	3,499,624
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 31	324,581
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 32	274,663
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 33	3,808,307
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 34	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 35	7,851,987
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 36	4,685,843
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 37	4,442,367
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 38	1,066,440
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 39	2,329,884
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 40	4,442,367
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 41	8,918,427
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 42	7,015,727
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 43	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 44	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 45	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 46	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 47	4,616,679
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 48	827,319
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 49	0
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 50	4,616,679
Consolidated Segment Data Schedule Of Segment Reporting Information, (loss) Income From Operations By Segment 51	$ 827,319